Schedule of Investments (unaudited)	iShares® MSCI Brazil ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 4.3%
Banco Bradesco SA	17,982,651	$47,036,402
Banco do Brasil SA	12,688,402	111,595,312
Banco Santander Brasil SA	6,459,493	36,414,464
		195,046,178
Beverages — 3.9%
Ambev SA	61,682,366	175,200,145

Capital Markets — 6.1%
B3 SA - Brasil, Bolsa, Balcao	77,313,834	202,988,246
Banco BTG Pactual SA	14,618,434	75,781,999
XP Inc.(a)	1	17
		278,770,262
Containers & Packaging — 1.0%
Klabin SA	11,419,305	47,223,113

Diversified Telecommunication Services — 1.3%
Telefonica Brasil SA	7,200,648	56,772,893

Electric Utilities — 5.1%
Centrais Eletricas Brasileiras SA	15,157,601	105,466,524
CPFL Energia SA	3,122,513	18,636,724
Energisa SA	2,415,090	20,964,769
Equatorial Energia SA	15,463,601	85,802,213
Equatorial Energia SA	214,802	1,191,863
		232,062,093
Electrical Equipment — 3.9%
WEG SA	23,932,798	177,421,507

Consumer Staples Distribution & Retail — 3.0%
Atacadao SA	8,723,637	16,283,847
Raia Drogasil SA	17,053,080	95,226,730
Sendas Distribuidora SA	12,018,788	25,467,048
		136,977,625
Food Products — 0.9%
JBS SA	11,843,466	39,219,094

Health Care Providers & Services — 2.0%
Hapvida Participacoes e Investimentos SA(a)(b)	65,596,797	51,589,936
Rede D’Or Sao Luiz SA(b)	6,658,576	38,061,755
		89,651,691
Independent Power and Renewable Electricity Producers — 1.1%
Eneva SA(a)	8,149,215	18,392,075
Engie Brasil Energia SA	3,751,912	31,082,897
		49,474,972
Insurance — 1.5%
BB Seguridade Participacoes SA	10,788,386	65,772,728

Metals & Mining — 13.9%
Cia. Siderurgica Nacional SA	10,664,513	25,540,345
Vale SA	48,461,516	609,530,155
		635,070,500
Broadline Retail — 0.7%
Magazine Luiza SA(a)	42,092,866	31,528,372

Oil, Gas & Consumable Fuels — 9.5%
Cosan SA	16,133,801	47,702,090
Petro Rio SA(a)	8,893,824	59,937,288
Petroleo Brasileiro SA	49,578,225	285,451,275

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ultrapar Participacoes SA	12,430,527	$41,481,644
		434,572,297
Paper & Forest Products — 2.1%
Suzano SA	11,001,165	97,102,905

Personal Care Products — 0.8%
Natura & Co. Holding SA	13,006,215	35,609,234

Pharmaceuticals — 1.1%
Hypera SA	6,343,642	51,041,229

Ground Transportation — 4.7%
Localiza Rent a Car SA	10,787,168	131,913,331
Localiza Rent a Car SA(a)	47,900	580,658
Rumo SA	19,776,331	81,158,853
		213,652,842
Software — 0.7%
TOTVS SA	5,839,201	33,101,812

Specialty Retail — 2.2%
Lojas Renner SA	14,754,866	56,567,154
Vibra Energia SA	14,057,518	44,583,499
		101,150,653
Transportation Infrastructure — 1.1%
CCR SA	19,423,378	51,953,411

Water Utilities — 1.2%
Cia. de Saneamento Basico do Estado de Sao Paulo	5,469,599	56,654,924

Wireless Telecommunication Services — 0.9%
Tim SA	14,852,909	40,870,165

Total Common Stocks — 73.0%
(Cost: $2,324,123,543)		3,325,900,645

Preferred Stocks

Banks — 14.6%
Banco Bradesco SA, Preference Shares, NVS	69,880,380	213,637,020
Itau Unibanco Holding SA, Preference Shares, NVS	64,850,167	336,566,908
Itausa SA, Preference Shares, NVS	65,167,307	112,780,430
		662,984,358
Electric Utilities — 1.8%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,241,981	32,943,853
Cia. Energetica de Minas Gerais, Preference Shares, NVS	22,152,501	51,087,904
		84,031,757
Metals & Mining — 1.8%
Gerdau SA, Preference Shares, NVS	17,344,827	81,949,718

Oil, Gas & Consumable Fuels — 7.2%
Petroleo Brasileiro SA, Preference Shares, NVS	63,622,533	327,562,053

Total Preferred Stocks — 25.4%
(Cost: $834,605,320)		1,156,527,886

Total Long-Term Investments — 98.4%
(Cost: $3,158,728,863)		4,482,428,531

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(c)(d)	17,170,000	$17,170,000

Total Short-Term Securities — 0.4%
(Cost: $17,170,000)		17,170,000

Total Investments — 98.8%
(Cost: $3,175,898,863)		4,499,598,531

Other Assets Less Liabilities — 1.2%		56,479,541

Net Assets — 100.0%		$4,556,078,072

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,880,000	$10,290,000	(a)	$—	$—	$—	$17,170,000	17,170,000	$418,123	$11

(a)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bclear MSCI Brazil Index	1,412	06/16/23	$68,173	$456,416

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,324,128,124	$1,772,521	$—	$3,325,900,645
Preferred Stocks	1,156,527,886	—	—	1,156,527,886
Short-Term Securities
Money Market Funds	17,170,000	—	—	17,170,000
	$4,497,826,010	$1,772,521	$—	$4,499,598,531
Derivative Financial Instruments(a)
Assets
Equity Contracts	$456,416	$—	$—	$456,416

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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